Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Fulton Project Lease

On July 20, 2010, the Company entered into a thirty year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional thirty year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index.

Rent expense under non-cancellable leases was approximately $30,900, $30,900, $92,600 and $92,600, during the three and nine-months ended September 30, 2014 and 2013, respectively.

As of September 30, 2014 and December 31, 2013, $0, and $233,267 of the monthly lease payments were included in accounts payable on the accompanying balance sheets During the nine months ended September 30, 2014, the County of Itawamba gave the Company credit for past site preparation reimbursements provided to the County through DOE reimbursements totaling approximately $96,000 which was recorded as a gain in the accompanying statement of operations. The remaining past due balances from December 31, 2013 were paid in full.

Legal Proceedings

On February 26, 2013, the Company received notice that the Orange County Superior Court (the “Court”) issued a Minute Order (the “Order”) in connection with certain shareholders’ claims of breach of contract and declaratory relief related to 5,740,741 warrants (the “Warrants”) issued by the Company.

Pursuant to the Order, the Court ruled in favor of the shareholders on the two claims, finding that the Warrants contain certain anti-dilution protective provisions which provide for the re-adjustment of the exercise price of such Warrants upon certain events and that such exercise price per share of the Warrants must be decreased to $0.00.

The Company has considered these warrants exercised based on the notice of exercise received from the respective shareholders in December 2012.

On March 7, 2013, the shareholders making claims provided their request for judgment based on the Order received, which has been initially refused by the Court via a second minute order received by the Company on April 8, 2013. On April 15, 2013, the Company’s counsel submitted a proposed judgment to the Court as per the Courts request, which followed the Order and provided for no monetary damages against the Company. On May 14, 2013, this proposed judgment was approved by the Court (“Judgment”).

On June 20, 2013, the Company filed motions to vacate the Judgment, a motion for a new trial, and a motion to stay enforcement of the Judgment, all of which were denied on June 27, 2013.

On August 2, 2013, pursuant to the exercise notice of the Warrants, and the Order, the Company issued 5,740,741 shares to certain shareholders. See Note 9 for additional information.

Other than the above, we are currently not involved in litigation that we believe will have a materially adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our company’s or our company’s subsidiaries’ officers or directors in their capacities as such, in which an adverse decision is expected to have a material adverse effect.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On June 27, 2006, the Company entered into employment agreements with three key employees. The employment agreements were for a period of three years, which expired in 2010, with prescribed percentage increases beginning in 2007 and could have been cancelled upon a written notice by either employee or employer (if certain employee acts of misconduct are committed). The total aggregate annual amount due under the employment agreements was approximately $586,000 per year. These contracts have not been renewed. Each of the executive officers are currently working for the Company on a month to month basis under the same terms.

On March 31, 2008, the Board of Directors of the Company replaced our Chief Financial Officer’s previously existing at-will Employment Agreement with an updated employment agreement, effective February 1, 2008, which terminated on May 31, 2009. The updated agreement contained the following material terms: (i) initial annual salary of $120,000, paid monthly; and (ii) standard employee benefits; (iii) limited termination provisions; (iv) rights to Invention provisions; and (v) confidentiality and non-compete provisions upon termination of employment. This employment agreement expired on May 31, 2009. Our now former Chief Financial Officer served until September 2011, at which time he entered into a month-to-month part-time consulting contract with the Company, for $7,500 per month, payable in cash or stock at the consultant’s option, at predetermined conversion rates. As of April 15, 2014, the Company has brought him back on as a part-time compliance consultant.

Board of Director Arrangements

On July 23, 2009, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to the three outside members. Pursuant to the Board of Director agreements, the Company’s “in-house” board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $26,400 based on the fair market value of the Company’s common stock of $0.88 on the date of the grant. During the year ended December 31, 2009 the Company expensed approximately $41,400 related to these agreements.

On July 15, 2010, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to two of the three outside members. Pursuant to the Board of Director agreements, the Company’s “in-house” board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $7,200 based on the fair market value of the Company’s common stock of $0.24 on the date of the grant. During the year ended December 31, 2010, the Company expensed approximately $17,000 related to these agreements.

During the years ended December 31, 2012 and 2011, the Company accrued $10,000 each year related to the agreements for the two remaining board members. The Company also did not issue the shares issuable for compensation in 2011 to its Board Members, but later issued them in 2012.

On November 19, 2013, the Company renewed all of its existing Directors’ appointment, and accrued $5,000 to two of the three outside members. Pursuant to the Board of Director agreements, the Company’s “in-house” board members (CEO and Vice-President) waived their annual cash compensation of $5,000. As of April 15, 2014, the Company had not yet issued the 6,000 shares issuable for compensation in 2013 to each of its Board Members.

Investor Relations Agreements

On November 9, 2006, the Company entered into an agreement with a consultant. Under the terms of the agreement, the Company was to receive investor relations and support services in exchange for a monthly fee of $7,500, 150,000 shares of common stock, warrants to purchase 200,000 shares of common stock at $5.00 per share, expiring in five years, and the reimbursement of certain travel expenses. The common stock and warrants vested in equal amounts on November 9, 2006, February 1, 2007, April 1, 2007 and June 1, 2007.

At December 31, 2006, the consultant was vested in 37,500 shares of common stock. The shares were valued at $112,000 based upon the closing market price of the Company’s common stock on the vesting date. The warrants were valued on the vesting date at $100,254 based on the Black-Scholes option pricing model using the following assumptions: volatility of 88%, expected life of five years, risk free interest rate of 4.75% and no dividends. The value of the common stock and warrants was recorded in general and administrative expense on the accompanying consolidated statement of operations during the year ended December 31, 2006.

The Company revalued the shares on February 1, 2007, vesting date, and recorded an additional adjustment of $138,875. On February 1, 2007 the warrants were revalued at $4.70 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 102%, expected life of five years, risk free interest rate of 4.96% and no dividends. The Company recorded an additional expense of $158,118 related to these vested warrants during the year ended December 31, 2007.

On March 31, 2007, the fair value of the vested common stock issuable under the contract based on the closing market price of the Company’s common stock was $7.18 per share and thus expensed $269,250. As of March 31, 2007, the Company estimated the fair value of the vested warrants issuable under the contract to be $6.11 per share. The warrants were valued on March 31, 2007 based on the Black-Scholes option pricing model using the following assumptions: volatility of 114%, expected life of five years, risk free interest rate of 4.58% and no dividends. The Company recorded an additional estimated expense of approximately $305,000 related to the remaining unvested warrants during the year ended December 31, 2007.

The Company revalued the shares on June 1, 2007, vesting date, and recorded an additional adjustment of $234,375. On June 1, 2007 the warrants were revalued at $5.40 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 129%, expected life of four and a half years, risk free interest rate of 4.97% and no dividends. The Company recorded an additional expense of $269,839 related to these vested warrants during the year ended December 31, 2007.

On November 21, 2011, these warrants expired without exercise.

Fulton Project Lease

On July 20, 2010, the Company entered into a 30 year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional 30 year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index. The below payout schedule does not contemplate reductions available upon the commencement of construction and commercial operations.

Future annual minimum lease payments under the above lease agreements, at December 31, 2013 are as follows:

Years ending
December 31,
2014	$123,504
2015	125,976
2016	125,976
2017	125,976
2018	125,976
Thereafter	2,775,520
Total	$3,402,928

Rent expense under non-cancellable leases was approximately $123,000, $123,000, and $431,000 during the years ended December 31, 2013 and 2012 and the period from Inception to December 31, 2013, respectively. As of December 31, 2013 and 2012, $233,267, and $205,840 of the monthly lease payments were included in accounts payable on the accompanying balance sheets. During 2013 the county of Itawamba forgave approximately $96,000 in lease payments. As of December 31, 2013, the Company was in technical default of the lease due to non-payment. Subsequent to December 31, 2013 the Company made lease payments of approximately $140,000. In addition subsequent to year end, the county of Itawamba gave the Company credit for post site preparation reimbursements. accordingly the remaining balance due was releved and the company is no longer deemed to be in defaut.

Legal Proceedings

On February 26, 2013, the Company received notice that the Orange County Superior Court (the “Court”) issued a Minute Order (the “Order”) in connection with certain shareholders’ claims of breach of contract and declaratory relief related to 5,740,741 warrants (the “Warrants”) issued by the Company.

Pursuant to the Order, the Court ruled in favor of the shareholders on the two claims, finding that the Warrants contain certain anti-dilution protective provisions which provide for the re-adjustment of the exercise price of such Warrants upon certain events and that such exercise price per share of the Warrants must be decreased to $0.00.

The Company has considered these warrants exercised based on the notice of exercise received from the respective shareholders in December 2012.

On March 7, 2013, the shareholders making claims provided their request for judgment based on the Order received, which has been initially refused by the Court via a second minute order received by the Company on April 8, 2013. On April 15, 2013, the Company’s counsel submitted a proposed judgment to the Court as per the Courts request, which followed the Order and provided for no monetary damages against the Company. On May 14, 2013, this proposed judgment was approved by the Court (“Judgment”).

On June 20, 2013, the Company filed motions to vacate the Judgment, a motion for a new trial, and a motion to stay enforcement of the Judgment, all of which were denied on June 27, 2013.

On August 2, 2013, pursuant to the exercise notice of the Warrants, and the Order, the Company issued 5,740,741 shares to certain shareholders. See Note 9 for additional information.

Other than the above, we are currently not involved in litigation that we believe will have a materially adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our company’s or our company’s subsidiaries’ officers or directors in their capacities as such, in which an adverse decision is expected to have a material adverse effect.